DEBENTURES - Additional disclosures (Details) - BRL (R$) R$ in Millions	1 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Debentures | CDI | Average
DEBENTURES
Interest rate (as a percent)		13.21%	12.50%
16th - A
DEBENTURES
Repayments of bonds, notes and debentures	R$ 600